Interests in subsidiaries (Tables)	12 Months Ended
Jun. 30, 2023
Interests in subsidiaries [Abstract]
Interests in Subsidiaries
The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 2:

		Beneficial Ownership interest
Name	Principal place of business / Country of incorporation	30 June 2023%	30 June 2022%

Iris Energy Custodian Pty Ltd	Australia	100%	100%
SA 1 Holdings Ltd	Australia	100%	100%
SA 2 Holdings Ltd	Australia	100%	100%
Podtech Data Centers Inc.	Canada	100%	100%
IE CA 1 Holdings Ltd	Canada	100%	100%
IE CA 2 Holdings Ltd	Canada	100%	100%
IE CA 3 Holdings Ltd*	Canada	-	100%
IE CA 4 Holdings Ltd*	Canada	-	100%
IE CA 5 Holdings Ltd	Canada	100%	100%
IE CA Development Holdings Ltd	Canada	100%	100%
IE CA Development Holdings 2 Ltd	Canada	100%	100%
IE CA Development Holdings 3 Ltd	Canada	100%	100%
IE CA Development Holdings 4 Ltd	Canada	100%	100%
IE CA Development Holdings 5 Ltd	Canada	100%	100%
IE US 1, Inc.	United States of America	100%	100%
Iris Energy Holdings Pty Ltd	Australia	100%	100%
TAS 1 Holdings Ltd	Australia	100%	100%
IE CA Development Holdings 7 Ltd	Canada	100%	100%
IE US Development Holdings 1 Inc	United States of America	100%	100%
IE US Holdings Inc	United States of America	100%	100%
IE US Development Holdings 3 Inc	United States of America	100%	100%
IE US Development Holdings 4 Inc	United States of America	100%	100%
IE US Operations Inc	United States of America	100%	100%
IE US Hardware 1 Inc	United States of America	100%	100%
IE US Hardware 2 Inc	United States of America	100%	100%
IE US Hardware 3 Inc	United States of America	100%	100%
IE US Hardware 4 Inc	United States of America	100%	100%